Note 11 - 2022 Convertible Note Offering, Second Notes Offering, and Third Notes Offering (Details Textual)						3 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) shares	Jan. 18, 2023 USD ($) shares	Jul. 07, 2022 USD ($) $ / shares shares	Jul. 06, 2022 USD ($)	Feb. 17, 2021 shares	Mar. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 USD ($)	Nov. 08, 2023 USD ($)	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 USD ($)	Mar. 10, 2023 USD ($)	Nov. 06, 2020 USD ($) $ / shares	Jun. 04, 2020 USD ($) $ / shares
Stock Issued During Period, Shares, New Issues | shares					215,625		215,625
Percentage of Principal Amount			15.00%
Proceeds from Issuance of Convertible Notes, Common Stock and Warrants, Gross	$ 488,000	$ 530,000	$ 3,500,000
Debt Issuance Costs, Gross			775,000
Placement Agents Fees			$ 555,000						$ 15,000
Proceeds from Convertible Debt										$ 0	$ 1,050,000
Proceeds from Issuance of Common Stock		$ 25,840
Series 2 Notes Converted to Senior Secured Convertible Notes [Member]
Debt Conversion, Original Debt, Amount				$ 699,781
Inducement Shares 2022 [Member]
Proceeds from Issuance or Sale of Equity										$ 314,523
Third Inducement Shares [Member]
Proceeds from Issuance of Common Stock	$ 18,394
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues | shares	10,608	9,598	63,833
Notes 2022 [Member]
Proceeds from Issuance of Private Placement			$ 2,400,000
Placement Agent 2022 [Member]
Percentage of Gross Proceeds from Issuance of Private Placement										1000.00%
Reimbursement of Non-accountable Banking Fees										$ 58,000
Placement Agent 2022 [Member] | Certain Investors [Member]
Payments of Stock Issuance Costs										240,000
Private Placement Notes [Member]
Proceeds from Issuance of Private Placement			$ 1,100,000
Placement Agent 2022, Second Notes [Member]
Proceeds from Issuance of Private Placement										$ 500,000
Percentage of Gross Proceeds from Issuance of Private Placement										10.00%
Gross Proceeds Required to Recognize Deferred Amounts										$ 1,000,000
Placement Agent 2022, Second Notes [Member] | Certain Investors [Member]
Payments of Stock Issuance Costs										50,000
Warrant Shares [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			425,554
Placement Agent Warrant 2022 [Member]
Warrants and Rights Outstanding			$ 220,000
Second Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		127,968
Long-Term Debt, Total		$ 256,439
Third Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	141,396						141,396
Long-Term Debt, Total	$ 164,136
Warrant 2022 [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 9.94
Long-Term Debt, Total										$ 1,470,133
Warrant 2022 [Member] | Maximum [Member]
Ownership Limitation			9.99%
Placement Agent 2022 [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										31,510
Placement Agent 2022, Second Notes [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares										6,565
Placement Agent Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	5,358						5,358			5,358
Warrants and Rights Outstanding						$ 219,894		$ 219,894		$ 219,894
Second Placement Agent Warrants [Member]
Warrants and Rights Outstanding						28,093		28,093
Notes 2022 [Member]
Debt Instrument, Face Amount			$ 4,230,000
Debt Instrument, Unamortized Discount			$ 705,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%		10.00%				10.00%
Debt Instrument, Interest Rate for Amount of Principal or Interest Not Paid When Due	18.00%		18.00%				18.00%
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 9.14
Debt Instrument, Convertible, Number of Equity Instruments			76,563
Interest Payable										119,000
Interest Expense, Debt										421,000
Accretion of Debt Discount										302,000
Long-Term Debt, Total						2,945,448		2,945,448		1,662,492
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net						1,284,552		1,284,552		2,567,507
Notes 2022 [Member] | Minimum [Member]
Ownership Limitation			4.99%
Notes 2022 [Member] | Maximum [Member]
Ownership Limitation			9.99%
Second Notes [Member]
Debt Instrument, Face Amount		636,000
Debt Instrument, Unamortized Discount		$ 106,000
Long-Term Debt, Total	$ 345,845					355,992	$ 345,845	355,992
Long-Term Debt, Gross						247,721		247,721
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	290,155					346,728	290,155	346,728
Third Notes [Member]
Debt Instrument, Face Amount	702,720						702,720
Debt Instrument, Unamortized Discount	214,720						214,720
Long-Term Debt, Gross	$ 305,470						$ 305,470
Senior Secured Convertible Notes [Member] | Board Member and Executive Officer [Member]
Proceeds from Convertible Debt										80,000
Series 1 Convertible Notes [Member]
Debt Instrument, Face Amount														$ 550,000
Debt Instrument, Interest Rate, Stated Percentage			10.00%											10.00%
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 54.00
Series 1 Convertible Notes [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price | $ / shares														$ 64.00
Series 2 Convertible Notes [Member]
Debt Instrument, Face Amount													$ 1,050,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 50.00
Convertible Debt			$ 600,000
Interest Payable			$ 100,000
Debt Instrument, Failure to Complete Uplist Transaction Fee, Percentage of Outstanding Principal			125.00%
Debt Instrument, Additional Issuance, Product Rate												2.4
Debt Instrument, Approval of Extension, Percentage Purchase												50.00%
Debt Instrument, Approval of Extension, Purchase Above Percentage												$ 1.00
The 2022 Notes and Second Notes [Member]
Interest Expense, Debt						784,000		1,893,000
Interest Payable						150,000		413,000
Accretion of Debt Discount						634,000		1,480,000
Senior Secured Convertible Promissory Notes [Member]
Long-Term Debt, Total						$ 1,740,344		$ 1,740,344		$ 1,740,344